LVIP BlackRock Global Real Estate Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.66%
Australia–4.19%
=†πBGP Holdings	4,536,115	$ 0
†Centuria Capital Group	636,111	944,555
Dexus	906,492	7,301,557
†Goodman Group	375,208	3,591,408
LendLease Group	557,041	6,606,991
†New South Resources	3,150,562	3,817,906
†NEXTDC	1,737,044	7,229,822
		29,492,239
Belgium–0.52%
Aedifica S.A.	31,520	3,646,862
		3,646,862
Canada–2.80%
Canadian Apartment Properties REIT	203,597	8,370,705
RioCan Real Estate Investment Trust	568,429	11,318,381
		19,689,086
France–1.14%
Unibail-Rodamco-Westfield	54,947	8,010,221
		8,010,221
Germany–6.71%
Alstria office REIT	276,692	4,746,878
Aroundtown S.A.	983,679	8,045,916
†Godewind Immobilien	784,337	3,607,629
LEG Immobilien	70,085	8,020,077
TLG Immobilien	273,757	7,444,619
Vonovia	301,863	15,315,067
		47,180,186
■Hong Kong–5.98%
CK Asset Holdings	2,195,000	14,871,320
Link REIT	1,297,500	14,312,540
†New World Development	1,168,000	1,521,169
Sun Hung Kai Properties	208,500	2,996,298
Swire Properties	2,658,400	8,343,122
		42,044,449
Japan–9.76%
†Comforia Residential REIT	1,015	3,257,387
†GLP J-REIT	6,895	9,144,444
†Hulic REIT	4,765	8,761,042
Ichigo Office REIT Investment	3,732	3,883,006
Japan Real Estate Investment	556	3,728,704
Kenedix Office Investment	927	7,324,936
Mitsui Fudosan	598,700	14,899,913
Nippon Building Fund	499	3,833,891
Sumitomo Realty & Development	261,600	9,986,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Tokyu Fudosan Holdings	595,900	$ 3,813,858
		68,634,038
Netherlands–0.74%
Cromwell European Real Estate Investment Trust	3,054,200	1,681,108
†InterXion Holding	43,035	3,505,631
		5,186,739
New Zealand–0.14%
†Goodman Property Trust	721,048	1,000,363
		1,000,363
Norway–1.14%
Entra	510,403	8,005,225
		8,005,225
Singapore–1.90%
Ascendas Real Estate Investment Trust	2,781,600	6,282,020
†Keppel DC REIT	1,608,700	2,224,528
=†πLendlease Global Commercial REIT	7,630,151	4,858,035
		13,364,583
Spain–1.45%
†Aedas Homes SAU	173,291	3,975,358
Inmobiliaria Colonial SOCIMI	517,467	6,243,246
		10,218,604
Sweden–1.65%
Castellum	317,042	6,787,547
Kungsleden	532,439	4,834,238
		11,621,785
Thailand–0.50%
†Asset World	17,700,616	3,507,135
		3,507,135
United Kingdom–4.18%
Assura	4,725,900	4,143,049
Capital & Regional	3,357,124	825,550
Derwent London	94,198	3,905,931
Grainger	1,431,487	4,329,807
Land Securities Group	337,920	3,558,984
Segro	816,589	8,140,932
†Tritax Big Box REIT	2,470,177	4,543,166
		29,447,419
United States–54.86%
Alexandria Real Estate Equities	115,775	17,833,981
American Homes 4 Rent Class A	397,672	10,295,728
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
AvalonBay Communities	110,181	$ 23,725,275
Boston Properties	130,545	16,926,465
CareTrust REIT	563,881	13,254,023
Digital Realty Trust	57,087	7,410,463
Douglas Emmett	102,373	4,384,636
EPR Properties	112,050	8,612,163
Equinix	9,690	5,589,192
Equity Residential	172,436	14,874,329
Extra Space Storage	121,432	14,185,686
Federal Realty Investment Trust	78,000	10,618,920
Healthcare Trust of America Class A	159,980	4,700,212
Highwoods Properties	203,476	9,144,211
Host Hotels & Resorts	773,323	13,370,755
Hudson Pacific Properties	183,847	6,151,521
Invitation Homes	204,095	6,043,253
†Plymouth Industrial REIT	97,148	1,779,751
Prologis	350,619	29,879,782
Regency Centers	202,592	14,078,118
Rexford Industrial Realty	314,006	13,822,544
Simon Property Group	162,069	25,226,040
Spirit Realty Capital	372,641	17,834,598
STAG Industrial	300,991	8,873,215
Sun Communities	103,495	15,363,833
Sunstone Hotel Investors	539,157	7,408,017
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
UDR	321,897	$ 15,605,567
Ventas	317,847	23,212,366
VEREIT	939,581	9,189,102
VICI Properties	584,766	13,244,950
Welltower	35,898	3,254,154
		385,892,850
Total Common Stock (Cost $589,817,798)		686,941,784
RIGHTS–0.01%
Singapore–0.01%
†Keppel DC REIT expiration date 10/7/19	168,914	24,442
Total Rights (Cost $0)		24,442

MONEY MARKET FUND–2.98%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	20,999,583	20,999,583
Total Money Market Fund (Cost $20,999,583)		20,999,583

TOTAL INVESTMENTS–100.65% (Cost $610,817,381)	707,965,809
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.65)%	(4,585,509)
NET ASSETS APPLICABLE TO 68,630,480 SHARES OUTSTANDING–100.00%	$703,380,300

= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $4,858,035, which represented 0.69% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
BGP Holdings	12/1/2014	$—	$—
Lendlease Global Commercial REIT	9/25/2019	4,918,180	4,858,035
Total		$4,918,180	$4,858,035
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	SEK	14,978,000	USD	(1,606,406)	10/15/19	$—	$(83,283)
BOA	AUD	2,111,000	USD	(1,449,648)	10/15/19	—	(24,009)
BOA	CAD	2,135,000	USD	(1,639,998)	10/15/19	—	(28,084)
BOA	CAD	474,000	USD	(357,464)	10/15/19	403	—
BOA	CHF	6,553,000	USD	(6,697,505)	10/15/19	—	(122,551)
BOA	EUR	(1,313,000)	USD	1,465,429	10/15/19	32,592	—
BOA	EUR	154,000	USD	(173,071)	10/15/19	—	(5,016)
BOA	GBP	4,644,000	USD	(5,848,092)	10/15/19	—	(134,310)
BOA	GBP	(902,000)	USD	1,106,225	10/15/19	—	(3,558)
BOA	ILS	3,376,000	USD	(955,282)	10/15/19	16,692	—
BOA	JPY	1,179,808,000	USD	(10,980,851)	10/15/19	—	(57,696)
BOA	JPY	(103,655,000)	USD	968,793	10/15/19	9,111	—
BOA	NOK	(59,979,000)	USD	7,028,993	10/15/19	434,232	—
CITI	AUD	(1,601,000)	USD	1,092,236	10/15/19	11,019	—
CITI	EUR	922,000	USD	(1,045,939)	10/15/19	—	(39,788)
CITI	GBP	(955,000)	USD	1,159,867	10/15/19	—	(15,125)
CITI	JPY	(157,548,000)	USD	1,457,850	10/15/19	—	(796)
CITI	SGD	1,466,000	USD	(1,064,181)	10/15/19	—	(3,334)
CITI	SGD	457,000	USD	(330,535)	10/15/19	166	—
DB	AUD	(5,000)	USD	3,375	10/15/19	—	(1)
DB	AUD	(2,716,000)	USD	1,834,734	10/15/19	514	—
DB	CAD	21,000	USD	(16,128)	10/15/19	—	(273)
DB	CAD	(220,000)	USD	165,996	10/15/19	—	(103)
DB	CHF	724,000	USD	(732,952)	10/15/19	—	(6,526)
DB	EUR	(1,502,000)	USD	1,658,360	10/15/19	19,273	—
DB	GBP	762,000	USD	(931,142)	10/15/19	6,391	—
DB	GBP	(354,000)	USD	442,278	10/15/19	6,731	—
DB	HKD	(7,809,000)	USD	995,619	10/15/19	—	(982)
DB	JPY	275,540,000	USD	(2,584,681)	10/15/19	—	(33,616)
DB	NOK	(2,360,000)	USD	272,588	10/15/19	13,103	—
GSI	AUD	6,106,000	USD	(4,151,761)	10/15/19	—	(28,143)
GSI	AUD	(11,635,000)	USD	7,885,807	10/15/19	28,242	—
GSI	EUR	(931,000)	USD	1,043,397	10/15/19	27,424	—
GSI	EUR	455,000	USD	(510,194)	10/15/19	—	(13,666)
GSI	JPY	181,135,000	USD	(1,714,098)	10/15/19	—	(37,074)
GSI	JPY	40,985,000	USD	(379,338)	10/15/19	119	—
GSI	SGD	1,595,000	USD	(1,158,193)	10/15/19	—	(3,997)
HSBC	AUD	739,000	USD	(504,145)	10/15/19	—	(5,069)
HSBC	EUR	(655,000)	USD	727,940	10/15/19	13,157	—
HSBC	GBP	(350,000)	USD	433,059	10/15/19	2,434	—
HSBC	GBP	296,000	USD	(364,689)	10/15/19	—	(503)
HSBC	HKD	(31,465,000)	USD	4,012,208	10/15/19	—	(3,422)
HSBC	HKD	(1,233,000)	USD	157,373	10/15/19	15	—
HSBC	HKD	13,843,000	USD	(1,766,167)	10/15/19	505	—
HSBC	JPY	83,444,000	USD	(772,436)	10/15/19	123	—
HSBC	JPY	185,282,000	USD	(1,746,382)	10/15/19	—	(30,964)
HSBC	NOK	(1,204,000)	USD	137,633	10/15/19	5,252	—
HSBC	SEK	833,000	USD	(88,548)	10/15/19	—	(3,840)
HSBC	SGD	11,073,000	USD	(8,147,317)	10/15/19	—	(134,516)
JPMC	AUD	1,037,000	USD	(717,371)	10/15/19	—	(17,045)
JPMC	CAD	20,000	USD	(15,073)	10/15/19	27	—
JPMC	EUR	(6,774,000)	USD	7,642,727	10/15/19	250,462	—
JPMC	EUR	5,019,000	USD	(5,587,205)	10/15/19	—	(110,120)
JPMC	GBP	34,000	USD	(42,585)	10/15/19	—	(753)
JPMC	GBP	74,000	USD	(90,478)	10/15/19	568	—
JPMC	GBP	(577,000)	USD	697,523	10/15/19	—	(12,394)
JPMC	GBP	(71,000)	USD	88,297	10/15/19	942	—
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	(96,098,000)	USD	896,056	10/15/19	$6,340	$—
JPMC	JPY	610,292,000	USD	(5,723,487)	10/15/19	—	(73,148)
JPMC	NOK	5,165,000	USD	(604,920)	10/15/19	—	(37,022)
JPMC	NOK	(1,504,000)	USD	167,954	10/15/19	2,587	—
JPMC	SEK	(5,667,000)	USD	608,424	10/15/19	32,143	—
JPMC	SEK	7,325,000	USD	(778,878)	10/15/19	—	(33,993)
SCB	AUD	2,036,000	USD	(1,421,930)	10/15/19	—	(46,939)
SCB	AUD	(1,628,000)	USD	1,127,213	10/15/19	27,762	—
SCB	EUR	(378,000)	USD	426,879	10/15/19	14,379	—
SCB	EUR	205,000	USD	(230,572)	10/15/19	—	(6,862)
SCB	GBP	45,000	USD	(54,648)	10/15/19	719	—
SCB	GBP	(2,281,000)	USD	2,841,190	10/15/19	34,744	—
SCB	JPY	(119,662,000)	USD	1,113,269	10/15/19	5,388	—
SCB	JPY	279,880,000	USD	(2,642,703)	10/15/19	—	(51,457)
SCB	NOK	(317,000)	USD	36,912	10/15/19	2,058	—
SCB	NZD	925,000	USD	(617,761)	10/15/19	—	(38,318)
SCB	SGD	156,000	USD	(112,978)	10/15/19	—	(91)
SSB	AUD	(8,186,000)	USD	5,620,727	10/15/19	92,406	—
SSB	AUD	6,812,000	USD	(4,626,932)	10/15/19	—	(26,525)
SSB	AUD	(2,281,000)	USD	1,536,915	10/15/19	—	(3,533)
SSB	AUD	1,804,000	USD	(1,217,220)	10/15/19	1,091	—
SSB	CAD	21,000	USD	(15,806)	10/15/19	49	—
SSB	CAD	58,000	USD	(44,117)	10/15/19	—	(327)
SSB	EUR	(5,923,000)	USD	6,663,904	10/15/19	200,311	—
SSB	EUR	3,943,000	USD	(4,362,116)	10/15/19	—	(59,238)
SSB	GBP	499,000	USD	(623,606)	10/15/19	—	(9,657)
SSB	GBP	(354,000)	USD	431,335	10/15/19	—	(4,212)
SSB	GBP	(284,000)	USD	351,093	10/15/19	1,671	—
SSB	HKD	3,913,000	USD	(500,567)	10/15/19	—	(1,182)
SSB	HKD	5,198,000	USD	(662,871)	10/15/19	509	—
SSB	JPY	(160,628,000)	USD	1,496,965	10/15/19	9,804	—
SSB	JPY	(1,395,505,000)	USD	12,916,772	10/15/19	—	(3,398)
SSB	JPY	576,188,000	USD	(5,366,911)	10/15/19	—	(32,321)
SSB	NOK	(1,781,000)	USD	202,481	10/15/19	6,658	—
SSB	NOK	3,501,000	USD	(385,754)	10/15/19	—	(815)
SSB	SEK	(14,744,000)	USD	1,535,829	10/15/19	36,502	—
SSB	SEK	3,315,000	USD	(355,115)	10/15/19	—	(18,010)
SSB	SGD	1,683,000	USD	(1,224,496)	10/15/19	—	(6,620)
SSB	SGD	301,000	USD	(216,982)	10/15/19	832	—
SSB	SGD	(3,334,000)	USD	2,423,171	10/15/19	10,575	—
UBS	EUR	689,000	USD	(754,304)	10/15/19	—	(2,419)
UBS	HKD	1,161,000	USD	(148,410)	10/15/19	—	(241)
UBS	JPY	290,338,000	USD	(2,723,689)	10/15/19	—	(35,618)
UBS	NZD	(1,515,000)	USD	948,819	10/15/19	—	(215)
UBS	SGD	1,533,000	USD	(1,104,760)	10/15/19	4,571	—
Total Foreign Currency Exchange Contracts						$1,370,596	$(1,452,718)
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[1]	Termination Date[2]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
GSI - CareTrust REIT - Monthly	69,551	1.97%	10/15/2019		1,597,586	$37,210	$37,210	$—
GSI - Sumitomo Realty & Development - Monthly	100	(0.06%)	10/15/2019	JPY	3,788	31	31	—
Total Long Equities							$37,241	$—
Total CFD Swap Contracts							$37,241	$—

[1] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (formerly LVIP Clarion Global Real Estate Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$944,555	$28,547,684	$—	$29,492,239
Belgium	—	3,646,862	—	3,646,862
Canada	19,689,086	—	—	19,689,086
France	8,010,221	—	—	8,010,221
Germany	15,799,126	31,381,060	—	47,180,186
Hong Kong	—	42,044,449	—	42,044,449
Japan	16,284,837	52,349,201	—	68,634,038
Netherlands	5,186,739	—	—	5,186,739
New Zealand	—	1,000,363	—	1,000,363
Norway	—	8,005,225	—	8,005,225
Singapore	—	8,506,548	4,858,035	13,364,583
Spain	—	10,218,604	—	10,218,604
Sweden	—	11,621,785	—	11,621,785
Thailand	3,507,135	—	—	3,507,135
United Kingdom	9,298,406	20,149,013	—	29,447,419
United States	385,892,850	—	—	385,892,850
Rights	—	24,442	—	24,442
Money Market Fund	20,999,583	—	—	20,999,583
Total Investments	$485,612,538	$217,495,236	$4,858,035	$707,965,809
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,370,596	$—	$1,370,596
Swap Contracts	$—	$37,241	$—	$37,241
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,452,718)	$—	$(1,452,718)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Global Real Estate Fund–7